Note 6 - Disclosures to the Consolidated Statements of Income or Loss - Selling and Distribution Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Personnel expenses	€ 632	€ 1,778	€ 1,764
Professional services	0	0	704
Advertising	371	1,266	365
Other	107	514	387
Total	1,110	3,558	3,220
CSOP ESOP expenses in personnel expenses in selling expenses [Member]
Statement Line Items [Line Items]
Personnel expenses	€ (21)	€ 21	€ 0